Auditor's remuneration - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of products and services [line items]
Audit fee	£ 13	£ 13	£ 11
KPMG
Disclosure of products and services [line items]
Other services	4	5	2
Audit fee	77	77	70
Tax fees	0	0	0
Audit fee relating to previous year
Disclosure of products and services [line items]
Other services	0	2	1
Other audit related fees
Disclosure of products and services [line items]
Audit fee	15	14	12
Other audit related fees | KPMG
Disclosure of products and services [line items]
Audit fee	£ 9	£ 9	£ 6